Acquisition Adjustments to Unaudited Pro Forma Condensed Combined Statements of Operations (Details 2) ₩ in Thousands	12 Months Ended
Dec. 31, 2025 KRW (₩)
Derecognized Net Asset Liabilities At Their Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Solaire Partners	₩ (999,714)
Derecognized Non Controlling Interests At Their Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Solaire Partners
Fair Value Of Considerations Received [Member]
IfrsStatementLineItems [Line Items]
Solaire Partners	1,680,427
Gain On Deconsolidation [Member]
IfrsStatementLineItems [Line Items]
Solaire Partners	₩ 2,680,141